COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES
Note 12. Commitments and Contingencies
Purchase Commitments
As of September 30, 2024, the Company had outstanding purchase orders and contractual obligations totaling $0.3 million to procure inventory. The majority of the Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on the Company’s expected demand are placed with the Company’s primary third party contract manufacturer and a semiconductor supplier. The Company has an obligation to purchase inventories that have been purchased by the contract manufacturer when components have not been consumed within a period defined in the terms of the Company’s agreement. During the three and nine months ended September 30, 2024 and 2023, the Company purchased inventories due to this obligation as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Inventory purchases related to purchase obligation	$346	$—	$4,088	$2,027
While the Company expects such purchased components to be used in future production of Company finished goods, these components are considered in the Company’s reserve estimate for excess and obsolete inventory. Furthermore, the Company accrues for losses on commitments for the future purchase on non- cancelable and non-returnable
components from this contract manufacturer at the time that circumstances, such as changes in expected demand, indicate that the value of the components many not be recoverable, the loss is probable and management has the ability to reasonably estimate the amount of the loss. As of September 30, 2024 and December 31, 2023, the liability balance of the Company’s accrued losses on accrued purchase commitments equaled $1.4 million and $3.6 million, respectively, on the condensed consolidated balance sheets.
Legal Proceedings
From time to time, the Company may become involved in claims or other legal matters arising in the ordinary course of business. The Company records accruals for outstanding legal proceedings when it is probable a liability will be incurred, and the amount of loss can be reasonably estimated. The Company does not believe that there are any pending legal proceedings or other loss contingencies that will, either individually or in the aggregate, have a material adverse effect on the Company’s unaudited condensed consolidated financial statements.
Merger Agreement
The December 22, 2023 Merger Agreement as amended (see Note 1), provided that as soon as reasonably practicable following the date of the Merger Agreement, Burkhan and/or its affiliates and/or nominees shall purchase from the Company: (i) convertible promissory notes under the Company’s 2023 NPA (see Note 7) and (ii) the Burkhan
Pre-funded
Warrant (see Note 8) for aggregate gross proceeds to the Company of $25.0 million.
In addition, 16,300,000 shares of New Blaize common stock may be issued as earnout shares for a period from the closing of the business combination until the five-year anniversary thereof, in accordance with the schedule set forth in the Merger Agreement. The earnout shares are to be issued to Burkhan and eligible shareholders of the Company contingent, in each case, on the closing stock price of the New Blaize common stock exceeding specific thresholds.
On April 22, 2024, the Company, BurTech LP LLC, and BurTech entered into a Backstop Subscription Agreement. Pursuant to the Backstop Subscription Agreement, in the event that the amount of cash in BurTech’s trust account following redemptions and before payment of expenses is less than $30,000,000, BurTech LP LLC shall purchase, prior to or substantially concurrently with the closing of the Merger, a number of shares of Class A common stock of BurTech equal to the difference between $30,000,000 minus the Trust Amount divided by $10.00 per share. The April Amendment also amended various definitions and covenants to reflect the funding commitment of the BurTech’s Sponsor pursuant to the Backstop Subscription Agreement.
On April 22, 2024, BurTech LP LLC and BurTech entered into a letter agreement. Under this agreement, conditioned upon the occurrence of the closing of the Merger, BurTech LP LLC agreed to forfeit 2,000,000 BurTech Shares to be effective immediately prior to the closing.
The
Lock-Up
Agreement attached to the Merger Agreement was also amended on April 22, 2024 to include certain consent requirements to the transfer of the Burkhan Prefunded Warrant Stock and grant the Company Board of Directors the discretion to determine whether certain persons will be subject to the lock-up
requirements.
On October 24, 2024, BurTech, Merger Sub, the Company and Burkhan entered into an Amendment No. 2 to Agreement and Plan of Merger (the “Second Amendment to Merger Agreement”). See Note 16.
Other
On September 19, 2024, the Company entered into an engagement letter with KeyBanc Capital Markets Inc. (“KBCM”) to serve as its (i) exclusive strategic advisor in connection with the Business Combination, (ii) sole and exclusive placement agent
for
private placement services and (iii) sole and exclusive financial advisor in connection with any potential sale transactions. Pursuant to the engagement, the Company agreed to pay KBCM (i) a strategic advisory fee of $1,000,000 upon the Closing of the Business Combination and (ii) a placement fee based on a percentage of the gross proceeds from any private placements or, in the event no private placement is completed but KBCM has used reasonable best efforts to secure such a private placement, a fee of $500,000 promptly (but not later than two business days
) following the closing of the Business Combination. Additionally, a sale transaction fee will be paid, calculated as the greater of $3,000,000 or 1% of the transaction value.

Note 13. Commitments and Contingencies
Purchase Commitments
As of December 31, 2023, the Company had outstanding purchase orders and contractual obligations totaling $4.4 million to procure inventory. The majority of the Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on the Company’s expected demand are placed with the Company’s primary third party contract manufacturer and a semiconductor supplier. During the years ended December 31, 2023 and 2022, the Company purchased $4.4 million and zero, respectively, of inventories as a result of the Company’s obligation to purchase any non-cancelable
and non- returnable components that have been purchased by the contract manufacturer with the Company’s preauthorization, when these components have not been consumed within the period defined in the terms of the Company’s agreement with this contract manufacturer. While the Company expects such purchased components to be used in future production of Company finished goods, these components are considered in the Company’s reserve estimate for excess and obsolete inventory. Furthermore, the Company accrues for losses on commitments for the future purchase on non-cancelable
and
non-returnable
components from this contract manufacturer at the time that circumstances, such as changes in expected demand, indicate that the value of the components many not be recoverable, the loss is probable and management has the ability to reasonably estimate the amount of the loss. As of December 31, 2023 and 2022 the Company recorded accrued losses on accrued purchase commitments of $3.6 million and $5.4 million, respectively, on the consolidated balance sheets.

Legal Proceedings
From
time-to-time,
the Company may become involved in claims or other legal matters arising in the ordinary course of business. The Company records accruals for outstanding legal proceedings when it is probable a liability will be incurred, and the amount of loss can be reasonably estimated. The Company does not believe that there are any pending legal proceeding or other loss contingencies that will, either individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial statements.
Merger Agreement
The December 22, 2023 Merger Agreement provided that as soon as reasonably practicable following the date of the Merger Agreement, Burkhan and/or its affiliates and/or nominees shall purchase from the Company: (i) convertible promissory notes under the Company’s 2023 NPA (see Note 17) and (ii) the
Pre-
funded Warrant (see Note 9) for aggregate gross proceeds to the Company of $25.0 million.
In addition, 16.3 million shares of New Blaize common stock may be issued as earnout shares for a period from the closing of the business combination until the five-year anniversary thereof, in accordance with the schedule set forth in the Merger Agreement. The earnout shares are to be issued to Burkhan and eligible shareholders of the Company contingent, in each case, on the closing stock price of New Blaize common stock exceeding specific thresholds.

BURTECH ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the founder shares, the representative shares, placement units (including component securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the placement warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of the units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the founder shares, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities.
Underwriting Agreement
On December 15, 2021, the Company paid a cash underwriting discount of 1.0% per Unit, or $2,875,000, as part of the underwriting fee.
Additionally, the underwriter is entitled to a deferred underwriting discount of 3.5% of the IPO gross proceeds or $10,062,500, as a result of the underwriter’s over-allotment exercised in full upon the completion of the Company’s initial Business Combination.
Representative shares
On December 15, 2021, the Company issued to the representative or its designees 431,250 of Class A common stock (“Representative Shares”). The aggregate fair value of the Representative shares was $3,456,652, or $8.02 per share and recorded as offering costs. The Company accounted for the Representative Shares as an offering cost of the Initial Public Offering, with a corresponding credit to stockholders’ equity.
The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of its initial Business Combination. In addition, the holders of the Representative Shares have agreed (i) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within 15 months from the closing of the IPO. The representative shares are deemed to be underwriters’ compensation by FINRA pursuant to FINRA Rule 5110. Please see Note 8 for valuation methodology and assumptions used to determine the fair value of the Representative Shares.
Right of First Refusal
Subject to certain conditions, the Company granted the representative, for a period of 15 months after the date of the consummation of the Business Combination, an irrevocable right of first refusal to act as sole investment banker, sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for the Company or any of the Company’s successors or current or future subsidiaries. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement of which this prospectus forms a part.
Non-redemption
Agreements
The Sponsor entered into
Non-Redemption
Agreements with various stockholders of the Company (the
“Non-Redeeming
Stockholders”), pursuant to which these stockholders agreed not to redeem a portion of their shares of Company common stock (the
“Non-Redeemed
Shares”) in connection with the Special Meeting held on March 10, 2023, but such stockholders retained their right to require the Company to redeem such
Non-Redeemed
Shares in connection with the closing of the Business Combination. The Sponsor has agreed to transfer to such
Non-Redeeming
Stockholders an aggregate of 1,149,412 the Founder Shares held by the Sponsor immediately following the consummation of an initial Business Combination. The Company estimated the aggregate fair value of such 1,149,412 Founder Shares transferrable to the
Non-Redeeming
Stockholders pursuant to the
Non-Redemption
Agreement to be $8,758,683 or $7.62 per share. The fair value was determined using the probability of a successful Business Combination of 75%, an implied volatility of 4.16%, and the value per shares as of the valuation date of $10.24 derived from an option pricing model for publicly traded warrants. Each
Non-Redeeming
Stockholder acquired from the Sponsor an indirect economic interest in such Founder Shares. The excess of the fair value of such Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Sponsor to induce these
Non-
Redeeming Stockholders not to redeem the
Non-Redeemed
Shares, with a corresponding charge to additional
paid-in
capital to recognize the fair value of the Founder Shares subject to transfer as an offering cost.
Inflation Reduction Act of 2022 (the “IR Act”)
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination. Finally, based on recently issued interim guidance from the Internal Revenue Service and Treasury, subject to certain exceptions, the excise tax should not apply in the event of our liquidation.
On March 10, 2023, in connection with the Company’s Special Meeting, the Company’s stockholders redeemed 22,119,297 Class A shares of Common Stock for a total of $227,776,035. On December 11, 2023, in connection with the Company’s Second Special Meeting, the Company’s stockholders redeemed 2,285,040 Class A shares of Common Stock for a total of $24,539,002, the amounts redeemed were paid out to stockholders on January 5, 2024.
The Company evaluated the current status and probability of completing a Business Combination as of September 30, 2024 and concluded that it is probable that a contingent liability should be recorded. As of September 30, 2024, the Company recorded $2,523,150 of excise tax liability calculated as 1% of shares redeemed on March 10, 2023 and December 15, 2023.
During the second quarter, the IRS issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024.
The Company is currently evaluating its options with respect to payment of this obligation. If the Company is unable to pay its obligation in full, it will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.
Merger Agreement
On December 22, 2023, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, BurTech Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), Blaize, Inc., a Delaware corporation (“Blaize”), and, solely for the limited purposes set forth therein, Burkhan Capital LLC, a Delaware limited liability company (“Burkhan”), pursuant to which Merger Sub will merge with and into Blaize, whereupon the separate corporate existence of Merger Sub will cease and Blaize will be the surviving company and continue in existence as a direct, wholly owned subsidiary of the Company, on the terms and subject to the conditions set forth therein (the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). In connection with the consummation of the Business Combination, the Company will be renamed “Blaize Holdings, Inc.” (“New Blaize”).
Advisory Agreement
On September 9, 2024, Jefferies LLC (“Jefferies”) was formally engaged by BurTech on September 9, 2024 to serve as its exclusive capital markets advisor in connection with the contemplated transaction involving Blaize (i.e., the Business Combination). In connection therewith, Jefferies is providing capital markets advice to BurTech which includes advice on communicating with the market and preparing to be a public operating company. Under the terms of such engagement, upon the closing of the Business Combination, Jefferies will receive a fee of $4,500,000 in return for such advisory services (the “Jefferies Fee”); provided, however, that up to $1,000,000 of the Jefferies Fee may be deferred by BurTech for a period of up to 12 months subsequent to the closing of the Business Combination (the “Deferred transaction Fee”). Jefferies is also entitled to reimbursement of out-of-pocket
fees and expenses incurred by Jefferies in connection with the provision of such advisory services (the “Jefferies Expenses”). The Jefferies Fee and the Jefferies Expenses will be paid in cash. Further, Jefferies has been granted a right of first refusal (“ROFR”), exercisable during the term of the engagement and for a period of 12 months thereafter, with respect to (a) any equity, equity-linked, debt or mezzanine financing or other investment in BurTech (if the ROFR is exercised, Jefferies is permitted to act as one of the lead bookrunning managers, one of the lead global coordinators, one of the lead placement agents and/or one of the joint lead arrangers, as applicable) or (b) any tender or exchange offer for, or consent solicitation with respect to, debt (including, without limitation, convertible debt) securities (if the ROFR is exercised, Jefferies is permitted to act as a nonexclusive solicitation agent for such tender or exchange offer and/or consent solicitation), with compensation in each case payable to Jefferies in an amount that is customary for a transaction of that type, with up to 25% of that compensation able to be offset against the Deferred Transaction Fee if the relevant ROFR transaction closes prior to the expiry of the aforementioned
12-month
period.
Company Support Agreement
On December 22, 2023, concurrently with the execution of the Merger Agreement, certain stockholders of Blaize entered into a Company Support Agreement (the “Company Support Agreement”) with the Company and Blaize, pursuant to which such stockholders have agreed to, among other things, (i) support and vote in favor of (a) the approval and adoption of the Merger Agreement and the Business Combination, (b) the conversion of each issued and outstanding share of preferred stock of Blaize into one share of Blaize Common Stock as of immediately prior to the Effective Time, and (c) any other circumstances upon which a consent or other approval with respect to the Merger Agreement and the Business Combination.
Sponsor Support Agreement
On December 22, 2023, concurrently with the execution of the Merger Agreement, the Company and Blaize entered into an agreement (the “Sponsor Support Agreement”) with the Sponsor, pursuant to which, among other things, in connection with the Closing, the Sponsor agreed o (i) vote all its shares of the Company’s Class A common stock in favor of (a) each Transaction Proposal (as defined in the Merger Agreement), including, without limitation, the approval and adoption of the Merger Agreement and the Business Combination, and (b) any other circumstances upon which a consent or other approval with respect to the Merger Agreement and the Business Combination.
Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, New Blaize, the Sponsor, certain significant securityholders of Blaize and certain of their respective affiliates will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which New Blaize will agree to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of New Blaize common stock and other equity securities of New Blaize that are held by the parties thereto from time to time on the terms and subject to the conditions set forth therein.
Lock-up
Agreement
The Merger Agreement contemplates that, at the Closing, New Blaize will enter into lock-up
agreements (the
“Lock-up
Agreements”) with (i) certain of New Blaize’s directors and officers, (ii) certain stockholders of New Blaize and (iii) Burkhan, in each case, restricting the transfer of New Blaize common stock and any shares of New Blaize common stock issuable upon the exercise or settlement, as applicable, of New Blaize Options or New Blaize RSUs held by it immediately after the Effective Time from and after the Closing. The restrictions under the
Lock-up
Agreements begin at the Closing and end on the date that is 180 days after the Closing, or upon the earlier of (x) the last reported sale price of New Blaize common stock reaching $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Closing and (y) the liquidation of New Blaize.
Stockholders’ Agreement
The Merger Agreement contemplates that, at the Closing, New Blaize will enter into a stockholders’ agreement (the “Stockholders Agreement”), with the Sponsor, Burkhan and certain other controlled affiliates of Burkhan (collectively, the “Stockholder Group”), which will provide, among other things, that so long as the Stockholder Group beneficially owns, in the aggregate, ten percent (10%) or more of the total number of issued and outstanding shares of the New Blaize Common Stock, the Stockholder Group will have the right to designate two out of nine individuals to the Company’s board of directors, subject to step-downs based on ownership of the New Blaize Common Stock as described in the Stockholders’ Agreement.
Amendment to the Merger Agreement
On April 22,2024, the Company entered into an amendment of its Merger Agreement which modified certain terms and conditions as follows:

•
The Company entered into an additional letter agreement which modified its convertible note financing and certain lock-up
provisions which will exist in the closing of the Company’s Business Combination.

•
The Company entered into an additional letter agreement in connection with its convertible note financing subject to funding conditions which will exist in the closing of the Company’s Business Combination.

•
The Sponsor and the Company entered into an additional letter agreement, under which the Sponsor agreed to forfeit 2,000,000 Company Shares to be effective immediately prior to the closing of the Business Combination.

•	The Merger Agreement Amendment also revised the aggregate reserve size under the Equity Incentive Plan and ESPP to 20% and the evergreen percentage for the Equity Incentive Plan to 7%.

•	The Company, the Merger Sub, Blaize and Burkhan amended the Agreement and Plan of Merger, amending the original Merger Agreement to make the following adjustments:

•	Increasing the Base Purchase Price from $700 million to $767 million.

•	Acknowledged that the Blaize Note Financing and the Blaize Warrant Financing constitute a Company Financing for all purposes of the Merger Agreement.

•
Added a new component to the definition of “Base Merger Consideration”, which is the product of (a) the number of shares of the Excluded Company Stock multiplied by (b) the Per Company Share Merger Consideration.

•
Added a new component to the definition of “Available Acquiror Cash”, which is the amount contributed by the Sponsor pursuant to the Backstop Subscription Agreement and a new definition of “Cash Ratio,” which means the ratio equal to (x) Available Acquiror Cash, divided by (y) the Minimum Cash Amount.

•
Added a new definition of “Proportionate Shares Number,” which means (a) 325,000 Company Shares multiplied by (b.) the Cash Ratio; (viii) Added a closing condition for the benefit of Blaize requiring that the sum of the Trust Amount plus the amount of funds received pursuant to the Backstop Subscription Agreement shall be no less than the Backstop Amount.

•
Additionally, adjustments were made to various definitions and covenants to reflect the funding commitment of the Sponsor pursuant to the Backstop Subscription Agreement and the amounts of certain convertible notes and pre-funded
warrants Burkhan, its Affiliates or nominees purchased from the Company.

Amendment to Underwriting Agreement
On April 26, 2024, the Company and EF Hutton amended the Underwriting Agreement signed on December 10, 2021. In lieu of the Company paying the full Deferred Underwriting Commission, EF Hutton agreed to accept a $1,500,000 cash payment at the Closing of a Business Combination Once this payment is made according to the new terms, the Company’s obligation to deliver the Deferred Underwriting Commission will be fulfilled.
Backstop Subscription Agreement
On April 22, 2024, the Sponsor entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with the Company and Blaize. Pursuant to the Backstop Subscription Agreement, in the event that the amount of cash in the Company’s trust account following redemptions and before payment of expenses (the “Trust Amount”) is less than $30,000,000 (the “Backstop Amount”), the Sponsor shall purchase, prior to or substantially concurrently with the closing of the Business Combination, a number of shares of Class A common stock of the Company equal to the quotient of (a) the difference of (x) $30,000,000 minus (y) the Trust Amount divided by (b) $10.00, at a per share purchase price of $10.00 per share.
The Company accounts for its Backstop Subscription Agreement in accordance with the guidance contained in ASC
815-40,
“Derivatives and Hedging”, under which the Backstop Subscription Agreement does not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classified the Backstop Subscription Agreement as a liability at its fair value and adjusts the Backstop Subscription Agreement to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations (see Note 8).

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the founder shares, the representative shares, placement units (including component securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the placement warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of the units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the founder shares, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities.
Underwriting Agreement
On December 15, 2021, the Company paid a cash underwriting discount of 1.0% per Unit, or $2,875,000, as part of the underwriting fee.
Additionally, the underwriter is entitled to a deferred underwriting discount of 3.5% of the IPO gross proceeds or $10,062,500, as a result of the underwriter’s over-allotment exercised in full upon the completion of the Company’s initial Business Combination.
Representative shares
On December 15, 2021, the Company issued to the representative or its designees 431,250 of Class A common stock (“Representative Shares”). The aggregate fair value of the Representative shares was $3,456,652, or $8.02 per share and recorded as offering costs. The Company accounted for the Representative Shares as an offering cost of the Initial Public Offering, with a corresponding credit to stockholders’ equity.
The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of its initial Business Combination. In addition, the holders of the Representative Shares have agreed (i) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within 15 months from the closing of the IPO. The representative shares are deemed to be underwriters’ compensation by FINRA pursuant to FINRA Rule 5110. Please see Note 8 for valuation methodology and assumptions used to determine the fair value of the Representative Shares.
Right of First Refusal
Subject to certain conditions, the Company granted the representative, for a period of 15 months after the date of the consummation of the Business Combination, an irrevocable right of first refusal to act as sole investment banker, sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for the Company or any of the Company’s successors or current or future subsidiaries. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement of which this prospectus forms a part.

Non-redemption
Agreements
The Sponsor entered into
Non-Redemption
Agreements with various stockholders of the Company (the
“Non-Redeeming
Stockholders”), pursuant to which these stockholders agreed not to redeem a portion of their shares of Company common stock (the
“Non-Redeemed
Shares”) in connection with the Special Meeting held on March 10, 2023, but such stockholders retained their right to require the Company to redeem such
Non-Redeemed
Shares in connection with the closing of the Business Combination. The Sponsor has agreed to transfer to such
Non-Redeeming
Stockholders an aggregate of 1,149,412 the Founder Shares held by the Sponsor immediately following the consummation of an initial Business Combination. The Company estimated the aggregate fair value of such 1,149,412 Founder Shares transferrable to the
Non-Redeeming
Stockholders pursuant to the
Non-Redemption
Agreement to be $8,758,683 or $7.62 per share. The fair value was determined using the probability of a successful Business Combination of 75%, an implied volatility of 4.16%, and the value per shares as of the valuation date of $10.24 derived from an option pricing model for publicly traded warrants. Each
Non-Redeeming
Stockholder acquired from the Sponsor an indirect economic interest in such Founder Shares. The excess of the fair value of such Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Sponsor to induce these
Non-
Redeeming Stockholders not to redeem the
Non-Redeemed
Shares, with a corresponding charge to additional
paid-in
capital to recognize the fair value of the Founder Shares subject to transfer as an offering cost.
Inflation Reduction Act of 2022 (the “IR Act”)
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination. Finally, based on recently issued interim guidance from the Internal Revenue Service and Treasury, subject to certain exceptions, the excise tax should not apply in the event of our liquidation.
On March 10, 2023, in connection with the Company’s Special Meeting, the Company’s stockholders redeemed 22,119,297 Class A shares of Common Stock for a total of $227,776,035. On December 11, 2023, in connection with the Company’s Second Special Meeting, the Company’s stockholders redeemed 2,285,040 Class A shares of Common Stock for a total of $24,539,002.

The Company evaluated the current status and probability of completing a Business Combination as of December 31, 2023 and concluded that it is probable that a contingent liability should be recorded. As of December 31, 2023, the Company recorded $2,523,150 of excise tax liability calculated as 1% of shares redeemed on March 10, 2023 and December 15, 2023.
Merger Agreement
On December 22, 2023, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, BurTech Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“ Merger Sub”), Blaize, Inc., a Delaware corporation (“Blaize”), and, solely for the limited purposes set forth therein, Burkhan Capital LLC, a Delaware limited liability company (“Burkhan”), pursuant to which Merger Sub will merge with and into Blaize, whereupon the separate corporate existence of Merger Sub will cease and Blaize will be the surviving company and continue in existence as a direct, wholly owned subsidiary of the Company, on the terms and subject to the conditions set forth therein (the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). In connection with the consummation of the Business Combination, the Company will be renamed “Blaize Holdings, Inc.” (“New Blaize”).
Company Support Agreement
On December 22, 2023, concurrently with the execution of the Merger Agreement, certain stockholders of Blaize entered into a Company Support Agreement (the “Company Support Agreement”) with the Company and Blaize, pursuant to which such stockholders have agreed to, among other things, (i) support and vote in favor of (a) the approval and adoption of the Merger Agreement and the Business Combination, (b) the conversion of each issued and outstanding share of preferred stock of Blaize into one share of Blaize Common Stock as of immediately prior to the Effective Time, and (c) any other circumstances upon which a consent or other approval with respect to the Merger Agreement and the Business Combination.
Sponsor Support Agreement
On December 22, 2023, concurrently with the execution of the Merger Agreement, the Company and Blaize entered into an agreement (the “Sponsor Support Agreement”) with the Sponsor, pursuant to which, among other things, in connection with the Closing, the Sponsor agreed o (i) vote all its shares of the Company’s Class A common stock in favor of (a) each Transaction Proposal (as defined in the Merger Agreement), including, without limitation, the approval and adoption of the Merger Agreement and the Business Combination, and (b) any other circumstances upon which a consent or other approval with respect to the Merger Agreement and the Business Combination.
Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, New Blaize, the Sponsor, certain significant securityholders of Blaize and certain of their respective affiliates will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which New Blaize will agree to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of New Blaize common stock and other equity securities of New Blaize that are held by the parties thereto from time to time on the terms and subject to the conditions set forth therein.
Lock-up
Agreement
The Merger Agreement contemplates that, at the Closing, New Blaize will enter into lock-up
agreements (the
“Lock-up
Agreements”) with (i) certain of New Blaize’s directors and officers, (ii) certain stockholders of New Blaize and (iii) Burkhan, in each case, restricting the transfer of New Blaize common stock and any shares of New Blaize common stock issuable upon the exercise or settlement, as applicable, of New Blaize Options or

New Blaize RSUs held by it immediately after the Effective Time from and after the Closing. The restrictions under the
Lock-up
Agreements begin at the Closing and end on the date that is 180 days after the Closing, or upon the earlier of (x) the last reported sale price of New Blaize common stock reaching $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Closing and (y) the liquidation of New Blaize.
Stockholders’ Agreement
The Merger Agreement contemplates that, at the Closing, New Blaize will enter into a stockholders’ agreement (the “Stockholders Agreement”), with the Sponsor, Burkhan and certain other controlled affiliates of Burkhan (collectively, the “Stockholder Group”), which will provide, among other things, that so long as the Stockholder Group beneficially owns, in the aggregate, ten percent (10%) or more of the total number of issued and outstanding shares of the New Blaize Common Stock, the Stockholder Group will have the right to designate two out of nine individuals to the Company’s board of directors, subject to step-downs based on ownership of the New Blaize Common Stock as described in the Stockholders’ Agreement.
Amendment to the Merger Agreement
On April 22, 2024, the Company entered into an amendment of its Merger Agreement which modified certain terms and conditions as follows:

•
The Company entered into an additional letter agreement which modified its convertible note financing and certain lock-up
provisions which will exist in the closing of the Company’s Business Combination.

•
The Company entered into an additional letter agreement in connection with its convertible note financing subject to funding conditions which will exist in the closing of the Company’s Business Combination.

•
The Sponsor and the Company entered into an additional letter agreement, under which the Sponsor agreed to forfeit 2,000,000 Company Shares to be effective immediately prior to the closing of the Business Combination.

•	The Merger Agreement Amendment also revised the aggregate reserve size under the Equity Incentive Plan and ESPP to 20% and the evergreen percentage for the Equity Incentive Plan to 7%.

•	The Company, the Merger Sub, Blaize and Burkhan amended the Agreement and Plan of Merger, amending the original Merger Agreement to make the following adjustments:

•	Increasing the Base Purchase Price from $700 million to $767 million.

•	Acknowledged that the Blaize Note Financing and the Blaize Warrant Financing constitute a Company Financing for all purposes of the Merger Agreement.

•
Added a new component to the definition of “Base Merger Consideration”, which is the product of (a) the number of shares of the Excluded Company Stock multiplied by (b) the Per Company Share Merger Consideration.

•
Added a new component to the definition of “Available Acquiror Cash”, which is the amount contributed by the Sponsor pursuant to the Backstop Subscription Agreement and a new definition of “Cash Ratio,” which means the ratio equal to (x) Available Acquiror Cash, divided by (y) the Minimum Cash Amount.

•
Added a new definition of “Proportionate Shares Number,” which means (a) 325,000 Company Shares multiplied by (b.) the Cash Ratio; (viii) Added a closing condition for the benefit of Blaize requiring that the sum of the Trust Amount plus the amount of funds received pursuant to the Backstop Subscription Agreement shall be no less than the Backstop Amount.

•
Additionally, adjustments were made to various definitions and covenants to reflect the funding commitment of the Sponsor pursuant to the Backstop Subscription Agreement and the amounts of certain convertible notes and pre-funded
warrants Burkhan, its Affiliates or nominees purchased from the Company.

Amendment to Underwriting Agreement
On April 26, 2024, the Company and EF Hutton amended the Underwriting Agreement signed on December 10, 2021. In lieu of the Company paying the full Deferred Underwriting Commission, EF Hutton agreed to accept a $1,500,000 cash payment at the Closing of a Business Combination. Once this payment is made according to the new terms, the Company’s obligation to deliver the Deferred Underwriting Commission will be fulfilled.